Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Total	Share Capital	Equity Reserves, Contributed Surplus	Equity Reserves, Foreign Exchange	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2022			92,182,633
Beginning balance at Dec. 31, 2022	$ 542,165	$ 538,592	$ 148,055	$ 11,185	$ (77,374)	$ 456,726	$ 3,573
Income for the year	94,304	92,804				92,804	1,500
Other comprehensive income for the year	52,656	52,261			52,261		395
Comprehensive (loss) income	146,960	145,065			52,261	92,804	1,895
Number of shares issued (in shares)			9,010,000
Equity financing, net	104,330	104,330	$ 104,330
Shares issued for: Exercise of options and warrants (in shares)			1,333,199
Shares issued for: Exercise of options and warrants	11,158	11,158	$ 15,882	(4,724)
Settlement of restricted share units (in shares)			61,651
Settlement of restricted share units	(476)	(476)	$ 868	(1,344)
Settlement of performance share units (in shares)			160,075
Settlement of performance share units	2,201	2,201	$ 2,201
Share-based compensation	3,380	3,380		3,380
Dividends to non-controlling interest	(387)						(387)
Ending balance (in shares) at Dec. 31, 2023			102,747,558
Ending balance at Dec. 31, 2023	809,331	804,250	$ 271,336	8,497	(25,113)	549,530	5,081
Income for the year	(67,790)	(68,475)				(68,475)	685
Other comprehensive income for the year	(165,027)	(163,540)			(163,540)		(1,487)
Comprehensive (loss) income	(232,817)	(232,015)			(163,540)	(68,475)	(802)
Shares issued for: Exercise of options and warrants (in shares)			551,818
Shares issued for: Exercise of options and warrants	8,358	8,358	$ 11,606	(3,248)
Settlement of restricted share units (in shares)			101,655
Settlement of restricted share units	(906)	(906)	$ 1,492	(2,398)
Settlement of performance share units (in shares)			154,180
Settlement of performance share units	2,114	2,114	$ 2,114
Share-based compensation	5,330	5,330		5,330
Dividends to non-controlling interest	(336)						(336)
Ending balance (in shares) at Dec. 31, 2024			103,555,211
Ending balance at Dec. 31, 2024	$ 591,074	$ 587,131	$ 286,548	$ 8,181	$ (188,653)	$ 481,055	$ 3,943